Analysis of Changes in Redeemable Noncontrolling Interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Redeemable Noncontrolling Interest [Line Items]
Balance at beginning of year	¥ 28,272	¥ 25,912
At beginning of year	11,049,810	10,924,806	¥ 10,522,003
Acquisition of new subsidiaries (Note 24)	11,728
Comprehensive income (loss)
Net income	1,393	1,090
Other comprehensive income (loss)
Unrealized gain (loss) on securities	(32,960)	76,308	16,057
Foreign currency translation adjustments	(115,599)	129,863	156,471
Cash dividends	305,750	295,870	282,377
Transactions with noncontrolling interests	5,067	35
Balance at end of year	45,097	28,272	¥ 25,912
Restatement Adjustment
Redeemable Noncontrolling Interest [Line Items]
Adjustments due to change in fiscal year end of consolidated subsidiaries	(9,702)
Scenario, Actual
Redeemable Noncontrolling Interest [Line Items]
At beginning of year	11,040,213
Redeemable Noncontrolling Interests
Other comprehensive income (loss)
Foreign currency translation adjustments	(947)	1,235
Redeemable Noncontrolling Interests | Restatement Adjustment
Redeemable Noncontrolling Interest [Line Items]
Adjustments due to change in fiscal year end of consolidated subsidiaries	(419)
Beginning of Period | Scenario, Actual
Redeemable Noncontrolling Interest [Line Items]
At beginning of year	27,853	¥ 25,912
Unrealized Gain on Equity Securities
Other comprehensive income (loss)
Unrealized gain (loss) on securities	(1)
Cash Dividends
Other comprehensive income (loss)
Cash dividends	¥ 4